Close-down, restoration and environmental provisions - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024	Jun. 29, 2024	Dec. 31, 2023 USD ($)
Disclosure of other provisions [Line Items]
Average period of underlying cash flows	30 years
Remaining lives of operations and infrastructure present closure obligation	15 years
Provisions	$ 1,615	$ 1,456			$ 1,558
Bottom of range
Disclosure of other provisions [Line Items]
Remaining lives of operations and infrastructure	1 year
Top of range
Disclosure of other provisions [Line Items]
Remaining lives of operations and infrastructure	50 years
Kennecott
Disclosure of other provisions [Line Items]
Environmental loss contingencies, gross	$ 700
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Closure discount rate	0.025	0.025	0.025	0.020	0.020
Provisions	$ 17,831	$ 15,731			$ 17,150
Restructuring provision
Disclosure of other provisions [Line Items]
Decreasing provision	$ 500